WESMARK FUNDS

WesMark Small Company Growth Fund

WesMark Growth Fund

WesMark Balanced Fund

WesMark Government Bond Fund

WesMark West Virginia Municipal Bond Fund

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Supplement to Statement of Additional Information dated March 31, 2008.

On December 2, 2008, Richard A. Hay was elected as an Independent Trustee of the WesMark Funds.

1. Under the section entitled “Who Manages and Provides Services to the Funds?”, please add the background and compensation information for Richard A. Hay after Lawrence E. Bandi:

Name Birth Date Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation from the Trust (past fiscal year)

Richard A. Hay Birth Date: November 6, 1946 411 Avonworth Heights Drive Pittsburgh, PA 15237 TRUSTEE Began serving: December 2008	Principal Occupation: Retired Previous Occupation: Senior Vice President, UBS Financial Services January 2000 through February 2007	$0

2. In the section entitled “Committees of the Board”, please add Richard A. Hay as a board member of the Audit Committee and Nominating Committee.

December 10, 2008

Investment Company Act File No. 811-7925

Cusip 951025501                                           Cusip 951025402

Cusip 951025204                                           Cusip 951025105

Cusip 951025303

39783 (12/08)